Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Land $	Buildings $	Total $

Opening value – 1 July 2025	-	-	-

Additions [1]	276,073	185,406	461,479
Balance as at 30 June	276,073	185,406	461,479
Depreciation expense	-	(6,248)	(6,248)
Balance as at 30 June	-	(6,248)	(6,248)
Net carrying amount	276,073	179,158	455,231